EARNINGS PER COMMON SHARE - Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Weighted average number of shares outstanding - basic (in shares)	377.6	417.4	450.4
Effect of dilutive securities common shares, employee stock awards (in shares)	2.3	3.8	0.0
Diluted (in shares)	379.9	421.2	450.4
Net income (loss)	$ 2,394	$ 2,170	$ (349)
Less: Net income (loss) attributable to the noncontrolling interest	241	415	299
Net income (loss) attributable to Holdings	2,153	1,755	(648)
Less: Preferred stock dividends	80	79	53
Net income (loss) available to Holdings’ common shareholders	2,073	1,676	(701)
Net income (loss) available to Holdings’ common shareholders	$ 2,073	$ 1,676	$ (701)
Net income (loss) attributable to Holdings per common share:
Basic (in dollars per share)	$ 5.49	$ 4.02	$ (1.56)
Diluted (in dollars per share)	$ 5.46	$ 3.98	$ (1.56)
Effect of dilutive securities (in shares)		3.8	1.7